Conservative Allocation Lifestyle Fund Investment Objectives and Goals - Conservative Allocation Lifestyle Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Conservative Allocation Lifestyle Fund (formerly, Conservative Growth Lifestyle Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income and low to moderate growth of capital.